Equity - Subordinated notes - Tabular disclosure - General information (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Oct. 15, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)	Feb. 07, 2014 GBP (£)
Disclosure of detailed information about borrowings [line items]
Subordinated notes			€ 5,803			€ 5,803				€ 5,803
IFRS Subordinated Debt [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value			1,099	£ 988
Subordinated debt, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 2,800
Subordinated debt, 4.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 1,000
Rate													4.25%	4.25%
Subordinated notes										1,000
Subordinated notes, issue or (redemption) value | $		$ (1,000)
Subordinated debt, 5.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 1,000
Rate													5.25%	5.25%
Subordinated notes			1,000			1,000				1,000
Subordinated notes, residual nominal value			1,000
Subordinated debt, 5.875 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 782	£ 650
Rate													5.875%	5.875%
Subordinated notes			514			782				782
Subordinated notes, issue or (redemption) value | $	$ (268)
Subordinated notes, residual nominal value | £				427
Subordinated debt, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 3,000
Subordinated debt, 4 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,000
Rate											4.00%	4.00%
Subordinated notes			118			500				1,000
Subordinated notes, issue or (redemption) value | $	(382)	(500)
Subordinated notes, residual nominal value			118
Subordinated debt, 5 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,250
Rate											5.00%	5.00%
Subordinated notes			1,250			1,250				1,250
Subordinated notes, residual nominal value			1,250
Subordinated debt, 5.75 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 771	£ 600
Rate											5.75%	5.75%
Subordinated notes			721			771				€ 771
Subordinated notes, issue or (redemption) value | $	(50)
Subordinated notes, residual nominal value | £				£ 561
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value							€ 1		€ 1,000
Rate									2.375%
Subordinated notes			1,000			1,000
Subordinated notes, issue or (redemption) value | $		1,000
Subordinated notes, residual nominal value			1,000
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 700			€ 500
Rate								1.75%
Subordinated notes			500			€ 500
Subordinated notes, issue or (redemption) value | $		$ 500
Subordinated notes, residual nominal value			500
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 700
Rate					1.75%
Subordinated notes			700
Subordinated notes, issue or (redemption) value | $	$ 700
Subordinated notes, residual nominal value			€ 700